Long-Term Debt and Other Financial Liabilities, Fourth Jelco Loan (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020
Subordinated Long-Term Debt [Abstract]
Balance outstanding	$ 207,917		$ 173,289
Fourth Jelco Loan [Member]
Subordinated Long-Term Debt [Abstract]
Balance outstanding		$ 6,000